Mezzanine equity - Information related to the Redeemable Convertible Preferred Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended				2 Months Ended	3 Months Ended	5 Months Ended		12 Months Ended
	Jun. 29, 2021 CNY (¥)	Mar. 05, 2021 CNY (¥) ¥ / shares shares	Feb. 26, 2021 CNY (¥) shares	Jan. 16, 2020 CNY (¥) individual shares	Jan. 16, 2020 USD ($) individual $ / shares shares	Jul. 31, 2021 CNY (¥) shares	Jul. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Jan. 31, 2020 CNY (¥) shares	Mar. 31, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jul. 31, 2021 CNY (¥) item D shares	Jul. 31, 2021 USD ($) item D $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) item shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	May 17, 2021 shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 05, 2021 $ / shares	Jan. 31, 2020 USD ($)
Mezzanine equity
Amount of excess of the ordinary shares' fair value over their par value																¥ 81,208
Cash contribution to acquire equity method investment														¥ 79,442	$ 11,518	1,345,637
Issuance of Series B Convertible Redeemable Preferred Shares in connection with acquisition of an equity-method investment																620,703
Series A Convertible Redeemable Preferred Shares
Mezzanine equity
Issuance of preferred shares (in shares) | shares				26,841,535	26,841,535
Shares issued, price per share | $ / shares					$ 6.71
Number of investors | individual				2	2
Total consideration for shares issued																1,032,104		¥ 206,422
Issuance costs				¥ 8,500
Number of shares issuable | shares					22,367,946
Amount of deposits received				¥ 1,032,104	$ 150,000				¥ 1,032,104
Number of shares subscribed | shares				22,367,946	22,367,946				22,367,946									26,841,535
Consideration for shares issuable									¥ 206,422															$ 30,000
Re-designation of ordinary shares to Series A Preferred Shares, Shares(Note 19) | shares			2,343,309
Amount of excess of the ordinary shares' fair value over their par value			¥ 81,208
Amount of excess of the preferred shares' fair value over the ordinary shares' fair value			¥ 16,452
Redeemable convertible preferred shares, liquidation preference														0		¥ 1,336,186
Series Angel Convertible Redeemable Preferred Shares
Mezzanine equity
Issuance of preferred shares (in shares) | shares																6,016,207	6,016,207
Shares issued, price per share | (per share)		¥ 13.62																					$ 2.11
Total consideration for shares issued	¥ 81,950															¥ 81,950
Number of shares issuable | shares		6,016,207
Consideration for shares issuable		¥ 81,950
Shares issuable, percentage on outstanding shares		2.00%
Number of warrants to purchased shares exercised | shares																					6,016,207
Redeemable convertible preferred shares, liquidation preference		¥ 273,519												0		¥ 273,519
Fair value of warrant liabilities		¥ 191,569
Series A+ Convertible Redeemable Preferred Shares
Mezzanine equity
Issuance of preferred shares (in shares) | shares																29,361,157	29,361,157
Total consideration for shares issued				¥ 1,238,526	$ 180,000											¥ 1,331,641
Redeemable convertible preferred shares, liquidation preference														0		¥ 1,331,641
Series A+ Redeemable Convertible Preferred Shares
Mezzanine equity
Shares issued, price per share | $ / shares							$ 9.70						$ 9.70									$ 7.04
Issuance costs										¥ 10,000
Number of shares issuable | shares								29,361,157		29,361,157												29,361,157
Consideration for shares issuable								¥ 1,331,641		¥ 1,331,641												$ 206,741
Series A++ Redeemable Convertible Preferred Shares
Mezzanine equity
Shares issued, price per share | $ / shares							$ 8.31						$ 8.31
Number of investors | item																4	4
Amount of deposits received												¥ 461,849	$ 71,000			¥ 461,849
Number of shares subscribed | shares						8,546,916	8,546,916	8,546,916			8,546,916	8,546,916	8,546,916			8,546,916	8,546,916
Consideration for shares issuable							$ 71,000,000				$ 71,000,000		$ 71,000,000			¥ 452,241				$ 71,000,000		$ 71,000,000
Number of investors with whom share purchase agreements were entered | item												4	4
Number of business days after the company received the deposits, within which the subscription amount is to be paid by the investors | D												5	5
Series B Convertible Redeemable Preferred Shares
Mezzanine equity
Issuance of preferred shares (in shares) | shares						9,882,082	9,882,082									17,615,165	17,615,165
Shares issued, price per share | $ / shares																			$ 9.70
Total consideration for shares issued														¥ 159,485	$ 23,123	¥ 324,270	$ 50,000
Number of shares issuable | shares														7,733,083					7,733,083
Consideration for shares issuable | $																			$ 75,000
Cash contribution to acquire equity method investment | $							$ 10,649
Redeemable convertible preferred shares, liquidation preference														¥ 0		1,104,188
Issuance of Series B Convertible Redeemable Preferred Shares in connection with acquisition of an equity-method investment						¥ 620,703	$ 95,800
Subscription receivable from Convertible Preferred Shares																¥ 159,392				$ 25,000